Financial Revenue and Expenses	12 Months Ended
Dec. 31, 2017
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Financial Revenue and Expenses

Note 18: Financial Revenue and Expenses

The financial income and expenses are broken down as follows:

	Year ended December 31,
	2015	2016	2017
	(thousands of Euros)
Financial revenues	1,018	1,646	616
Financial expenses	(146)	(145)	(3,325)

Total	871	1,500	(2,709)

The financial income mainly includes unrealized exchange effect of U.S.-dollar-denominated intercompany advances and capital gains on the disposals of investment securities. The foreign exchange losses and the expenses related to the accretion of the OSEO and BpiFrance advances are classified as financial expenses in the Consolidated Statements of (Loss).